Share Capital - Share Purchase Warrants (Details) - $ / shares	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Share capital, reserves and other equity interest [Abstract]
Warrants, beginning balance (in shares)	1,982,156	595,215
Warrants, issued (in shares)	90,495	1,574,626
Warrants, exercised (in shares)	(986)	(187,685)
Warrants, expired (in shares)	(992,918)
Warrants, ending balance (in shares)	1,078,747	1,982,156
Weighted average exercise price, beginning balance (in CAD per share)	$ 95.76	$ 45.72
Weighted average exercise price, issued (in CAD per share)	31.46	110.76
Weighted average exercise price, exercised (in CAD per share)	73.79	63.60
Weighted average exercise price, expired (in CAD per share)	109.83
Weighted average exercise price, ending balance (in CAD per share)	$ 77.36	$ 95.76